Schedule of Investments(a)
Invesco BuyBack AchieversTM ETF (PKW)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-6.74%
Altice USA, Inc., Class A(b)	189,221	$1,988,713
Charter Communications, Inc., Class A(b)(c)	112,505	48,613,411
DHI Group, Inc.(b)	33,133	162,020
EchoStar Corp., Class A(b)(c)	26,059	514,926
Lumen Technologies, Inc.(c)	723,116	7,874,733
Nexstar Media Group, Inc., Class A	28,282	5,327,480
Sirius XM Holdings, Inc.(c)	2,755,194	18,404,696
TrueCar, Inc.(b)	63,293	162,663
		83,048,642
Consumer Discretionary-22.69%
Aaron’s Co., Inc. (The)	21,495	279,865
Abercrombie & Fitch Co., Class A(b)(c)	35,312	628,907
Advance Auto Parts, Inc.	42,447	8,218,588
AutoNation, Inc.(b)(c)	40,826	4,847,679
AutoZone, Inc.(b)	13,641	29,156,137
Bath & Body Works, Inc.	160,110	5,690,309
Bed Bath & Beyond, Inc.(b)(c)	55,969	281,524
Best Buy Co., Inc.	157,613	12,134,625
Big Lots, Inc.(c)	20,242	408,686
Carriage Services, Inc.	10,422	378,110
Citi Trends, Inc.(b)(c)	5,877	144,457
Crocs, Inc.(b)(c)	43,101	3,087,756
Dillard’s, Inc., Class A(c)	9,476	2,154,369
Dollar General Corp.	158,893	39,473,788
Domino’s Pizza, Inc.	25,231	9,893,327
eBay, Inc.	391,877	19,056,978
Flexsteel Industries, Inc.(c)	3,894	71,104
Grand Canyon Education, Inc.(b)	22,623	2,173,392
Hibbett, Inc.(c)	9,054	424,814
Jack in the Box, Inc.(c)	14,732	1,018,570
Kirkland’s, Inc.(b)(c)	8,909	27,707
Kohl’s Corp.(c)	89,920	2,620,269
Laureate Education, Inc., Class A(c)	120,750	1,429,680
Lowe’s Cos., Inc.	327,883	62,799,431
MGM Resorts International	298,227	9,760,970
Murphy USA, Inc.(c)	16,941	4,817,343
NVR, Inc.(b)	2,303	10,117,309
O’Reilly Automotive, Inc.(b)	46,006	32,369,362
PulteGroup, Inc.	166,333	7,255,445
Sleep Number Corp.(b)(c)	15,562	701,224
Smith & Wesson Brands, Inc.(c)	32,033	466,080
Taylor Morrison Home Corp., Class A(b)(c)	83,745	2,403,481
Tempur Sealy International, Inc.	122,877	3,376,660
Tri Pointe Homes, Inc.(b)	72,406	1,340,959
Zumiez, Inc.(b)(c)	13,621	354,146
		279,363,051
Consumer Staples-1.52%
Hain Celestial Group, Inc. (The)(b)	62,856	1,429,974
Herbalife Nutrition Ltd.(b)(c)	75,847	1,851,425
Ingles Markets, Inc., Class A	10,048	959,182
JM Smucker Co. (The)	74,588	9,869,484
Post Holdings, Inc.(b)(c)	42,520	3,696,689
USANA Health Sciences, Inc.(b)(c)	13,431	935,066
		18,741,820
Energy-3.31%
CNX Resources Corp.(b)(c)	136,533	2,357,925
Dorian LPG Ltd.	28,094	452,875
	Shares	Value
Energy-(continued)
Magnolia Oil & Gas Corp., Class A(c)	133,971	$3,232,720
Marathon Petroleum Corp.	378,684	34,710,176
		40,753,696
Financials-28.21%
Affiliated Managers Group, Inc.	27,072	3,421,359
Aflac, Inc.	450,901	25,836,627
Allstate Corp. (The)	192,482	22,514,620
Ally Financial, Inc.	226,125	7,477,954
Amerant Bancorp, Inc.(c)	23,936	653,932
Ameriprise Financial, Inc.	76,931	20,765,216
Arlington Asset Investment Corp., Class A(b)	20,763	65,819
Assured Guaranty Ltd.	44,890	2,621,127
Atlanticus Holdings Corp.(b)(c)	10,439	403,363
Bank of America Corp.	1,839,750	62,201,947
Bank of New York Mellon Corp. (The)	565,441	24,574,066
Brighthouse Financial, Inc.(b)	52,424	2,276,250
Capital One Financial Corp.	275,127	30,217,198
Civista Bancshares, Inc.(c)	10,210	221,149
CNO Financial Group, Inc.	81,120	1,521,000
Columbia Financial, Inc.(b)(c)	78,504	1,596,771
Comerica, Inc.	91,529	7,118,210
Consumer Portfolio Services, Inc.(b)(c)	14,746	189,044
Credit Acceptance Corp.(b)(c)	9,197	5,296,644
Elevate Credit, Inc.(b)	21,941	50,464
Encore Capital Group, Inc.(b)(c)	16,981	1,229,934
Enstar Group Ltd.(b)	11,512	2,278,455
Equitable Holdings, Inc.(c)	266,696	7,582,167
First Bancorp	138,256	2,086,283
First Financial Corp.(c)	8,695	406,230
HarborOne Bancorp, Inc.(c)	35,879	520,246
Hartford Financial Services Group, Inc. (The)	230,198	14,840,865
Hilltop Holdings, Inc.	55,606	1,604,233
HomeStreet, Inc.(c)	13,092	488,201
Kearny Financial Corp.(c)	49,293	577,221
Lincoln National Corp.	120,359	6,179,231
Loews Corp.	172,270	10,034,728
MetLife, Inc.	569,226	36,003,544
Mr. Cooper Group, Inc.(b)(c)	51,733	2,330,572
Navient Corp.(c)	103,520	1,704,974
Northfield Bancorp, Inc.(c)	34,228	503,836
Pathward Financial, Inc.	20,555	693,115
PennyMac Financial Services, Inc.(c)	38,111	2,088,102
Popular, Inc.	53,599	4,163,034
Provident Bancorp, Inc.	12,468	188,766
Radian Group, Inc.	120,958	2,705,830
Regional Management Corp.(c)	6,770	277,570
RenaissanceRe Holdings Ltd. (Bermuda)	30,931	3,999,688
SLM Corp.	188,444	2,939,726
Synchrony Financial	351,031	11,752,518
Virtu Financial, Inc., Class A	73,733	1,720,191
Voya Financial, Inc.(c)	71,520	4,302,643
Washington Federal, Inc.(c)	45,714	1,560,219
WesBanco, Inc.(c)	42,191	1,439,557
WSFS Financial Corp.	45,272	2,160,380
		347,384,819
Health Care-10.47%
Agios Pharmaceuticals, Inc.(b)(c)	38,351	827,231
Allscripts Healthcare Solutions, Inc.(b)(c)	81,211	1,284,758
Cigna Corp.	217,332	59,844,540
DaVita, Inc.(b)(c)	66,218	5,572,907
HCA Healthcare, Inc.	206,833	43,935,466
See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Innoviva, Inc.(b)(c)	48,787	$699,606
Intercept Pharmaceuticals, Inc.(b)(c)	20,798	265,382
Quest Diagnostics, Inc.	82,153	11,219,635
Universal Health Services, Inc., Class B	46,988	5,284,740
		128,934,265
Industrials-7.15%
Acuity Brands, Inc.(c)	22,898	4,176,595
AECOM	98,724	7,108,128
Allison Transmission Holdings, Inc.(c)	67,943	2,844,773
Avis Budget Group, Inc.(b)(c)	33,800	6,152,614
CACI International, Inc., Class A(b)	16,388	4,953,929
Curtiss-Wright Corp.	26,911	3,860,114
Dycom Industries, Inc.(b)(c)	20,686	2,133,968
JELD-WEN Holding, Inc.(b)(c)	60,954	1,083,762
KAR Auction Services, Inc.(b)(c)	85,070	1,454,697
L3Harris Technologies, Inc.	135,008	32,397,870
ManpowerGroup, Inc.	36,917	2,894,662
Masco Corp.	165,153	9,146,173
Owens Corning(c)	67,953	6,301,961
RCM Technologies, Inc.(b)	7,094	126,415
Trinity Industries, Inc.(c)	58,338	1,513,871
Veritiv Corp.(b)(c)	10,280	1,274,926
Wabash National Corp.(c)	34,322	619,855
		88,044,313
Information Technology-12.81%
Amdocs Ltd.(c)	85,985	7,485,854
Arrow Electronics, Inc.(b)	46,917	6,013,352
Box, Inc., Class A(b)	100,837	2,867,804
CDW Corp.	94,578	17,168,744
Diodes, Inc.(b)	31,672	2,577,151
Dropbox, Inc., Class A(b)	205,091	4,663,769
Fair Isaac Corp.(b)	18,152	8,386,769
Gartner, Inc.(b)	56,376	14,966,701
HP, Inc.	723,874	24,170,153
Oracle Corp.	819,685	63,804,280
Silicon Laboratories, Inc.(b)(c)	25,606	3,776,373
Xerox Holdings Corp.(c)	108,392	1,856,755
		157,737,705
Materials-6.84%
Ashland, Inc.(c)	38,173	3,835,241
	Shares	Value
Materials-(continued)
Celanese Corp.	75,814	$8,908,903
Crown Holdings, Inc.	86,057	8,750,276
DuPont de Nemours, Inc.	355,957	21,795,247
Louisiana-Pacific Corp.(c)	57,481	3,657,516
Nucor Corp.	186,194	25,285,145
Steel Dynamics, Inc.(c)	132,079	10,286,313
Worthington Industries, Inc.(c)	33,865	1,734,227
		84,252,868
Real Estate-0.26%
iStar, Inc.(c)	57,992	969,046
SL Green Realty Corp.	44,886	2,228,590
		3,197,636
Total Common Stocks & Other Equity Interests (Cost $1,350,903,345)		1,231,458,815
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $1,468,968)	1,468,968	1,468,968
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $1,352,372,313)		1,232,927,783
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.67%
Invesco Private Government Fund, 1.77%(d)(e)(f)	36,874,685	36,874,685
Invesco Private Prime Fund, 1.89%(d)(e)(f)	94,567,165	94,567,165
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $131,440,146)		131,441,850
TOTAL INVESTMENTS IN SECURITIES-110.79% (Cost $1,483,812,459)		1,364,369,633
OTHER ASSETS LESS LIABILITIES-(10.79)%		(132,837,847)
NET ASSETS-100.00%		$1,231,531,786

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,613,071	$7,143,850	$(7,287,953)	$-	$-	$1,468,968	$4,258
See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
July 31, 2022
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$44,257,780	$86,354,686	$(93,737,781)	$-	$-	$36,874,685	$100,627*
Invesco Private Prime Fund	103,222,386	161,000,674	(169,655,050)	(5,718)	4,873	94,567,165	293,767*
Total	$149,093,237	$254,499,210	$(270,680,784)	$(5,718)	$4,873	$132,910,818	$398,652

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dividend AchieversTM ETF (PFM)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-2.29%
Comcast Corp., Class A	198,870	$7,461,602
John Wiley & Sons, Inc., Class A(b)	2,062	107,677
Telephone & Data Systems, Inc.	4,712	74,497
Verizon Communications, Inc.	186,783	8,627,507
		16,271,283
Consumer Discretionary-6.96%
Best Buy Co., Inc.	9,978	768,206
Churchill Downs, Inc.(b)	1,681	352,674
Dillard’s, Inc., Class A(b)	629	143,003
Gentex Corp.(b)	10,443	294,702
Genuine Parts Co.	6,279	959,871
Home Depot, Inc. (The)	45,673	13,744,833
Leggett & Platt, Inc.(b)	5,924	234,827
Lithia Motors, Inc., Class A(b)	1,279	339,293
Lowe’s Cos., Inc.	28,353	5,430,450
McDonald’s Corp.	32,898	8,664,346
Monro, Inc.(b)	1,483	74,373
NIKE, Inc., Class B	56,492	6,492,061
PetMed Express, Inc.(b)	884	19,289
Polaris, Inc.(b)	2,637	309,267
Pool Corp.(b)	1,772	633,844
Service Corp. International(b)	7,044	524,496
Starbucks Corp.	50,872	4,312,928
Target Corp.	20,571	3,360,890
Thor Industries, Inc.(b)	2,440	205,765
Tractor Supply Co.	4,966	950,890
VF Corp.	17,253	770,864
Whirlpool Corp.(b)	2,491	430,619
Williams-Sonoma, Inc.(b)	3,109	449,002
		49,466,493
Consumer Staples-13.74%
Altria Group, Inc.	80,309	3,522,353
Andersons, Inc. (The)(b)	1,495	54,074
Archer-Daniels-Midland Co.	24,961	2,066,022
Brown-Forman Corp., Class B	13,741	1,019,857
Casey’s General Stores, Inc.	1,640	332,346
Church & Dwight Co., Inc.	10,772	947,613
Clorox Co. (The)	5,461	774,588
Coca-Cola Co. (The)	192,674	12,363,891
Colgate-Palmolive Co.	37,168	2,926,608
Costco Wholesale Corp.	19,704	10,665,775
Flowers Foods, Inc.(b)	9,395	266,912
Hershey Co. (The)	6,473	1,475,585
Hormel Foods Corp.	24,172	1,192,647
Ingredion, Inc.(b)	2,941	267,572
J&J Snack Foods Corp.(b)	843	114,235
JM Smucker Co. (The)	4,808	636,195
Kellogg Co.(b)	14,989	1,107,987
Kimberly-Clark Corp.	14,947	1,969,865
Kroger Co. (The)	32,284	1,499,269
Lancaster Colony Corp.(b)	1,215	160,842
McCormick & Co., Inc.	11,101	969,672
Nu Skin Enterprises, Inc., Class A(b)	2,226	96,853
PepsiCo, Inc.	61,475	10,755,666
Philip Morris International, Inc.	69,005	6,703,836
Procter & Gamble Co. (The)	106,596	14,807,250
SpartanNash Co.(b)	1,598	51,599
Sysco Corp.	22,602	1,918,910
Tootsie Roll Industries, Inc.(b)	1,789	62,830
Tyson Foods, Inc., Class A	12,934	1,138,321
	Shares	Value
Consumer Staples-(continued)
Universal Corp.(b)	1,085	$60,662
Walgreens Boots Alliance, Inc.	38,301	1,517,486
Walmart, Inc.	122,287	16,147,998
WD-40 Co.(b)	604	107,132
		97,702,451
Energy-5.00%
Chevron Corp.	87,320	14,301,270
Enterprise Products Partners L.P.	96,707	2,584,978
Exxon Mobil Corp.	187,129	18,138,414
Magellan Midstream Partners L.P.	9,386	483,379
		35,508,041
Financials-12.73%
1st Source Corp.	1,093	52,704
Aflac, Inc.(b)	28,576	1,637,405
Allstate Corp. (The)	12,196	1,426,566
American Equity Investment Life Holding Co.(b)	4,127	155,010
American Financial Group, Inc.	3,771	504,107
Ameriprise Financial, Inc.	4,879	1,316,940
Aon PLC, Class A	9,422	2,742,179
Arthur J. Gallagher & Co.	9,320	1,668,187
Associated Banc-Corp.(b)	6,653	133,725
Assurant, Inc.	2,397	421,345
Assured Guaranty Ltd.	2,841	165,886
Atlantic Union Bankshares Corp.(b)	3,329	115,150
AXIS Capital Holdings Ltd.	3,766	190,145
BancFirst Corp.(b)	1,439	154,534
Bank of Marin Bancorp	707	23,133
Bank of New York Mellon Corp. (The)	35,829	1,557,128
Bank OZK(b)	5,330	213,733
BlackRock, Inc.(b)	6,717	4,494,882
BOK Financial Corp.(b)	3,024	266,203
Brown & Brown, Inc.	12,518	814,922
Cboe Global Markets, Inc.	4,707	580,750
Chubb Ltd.	18,797	3,545,866
Cincinnati Financial Corp.	7,115	692,574
City Holding Co.	661	57,368
CME Group, Inc., Class A	15,941	3,179,911
Cohen & Steers, Inc.(b)	2,147	158,212
Commerce Bancshares, Inc.(b)	5,357	372,258
Community Bank System, Inc.(b)	2,390	160,919
Community Trust Bancorp, Inc.(b)	791	34,274
Cullen/Frost Bankers, Inc.	2,838	370,075
Discover Financial Services	12,460	1,258,460
Erie Indemnity Co., Class A	2,043	415,464
Evercore, Inc., Class A	1,794	179,346
FactSet Research Systems, Inc.	1,675	719,714
Federal Agricultural Mortgage Corp., Class C(b)	409	45,109
Fidelity National Financial, Inc.	12,448	497,422
Fifth Third Bancorp	30,435	1,038,442
Financial Institutions, Inc.	667	17,682
First American Financial Corp.(b)	4,761	276,138
First Community Bankshares, Inc.	717	23,001
First Financial Bankshares, Inc.(b)	6,329	279,615
First Financial Corp.(b)	542	25,322
First Merchants Corp.(b)	2,635	109,432
First of Long Island Corp. (The)	1,001	18,218
Franklin Resources, Inc.	22,223	610,021
Globe Life, Inc.	4,378	440,996
Goldman Sachs Group, Inc. (The)	15,236	5,079,530
Hanover Insurance Group, Inc. (The)	1,573	214,667
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
Heritage Financial Corp.	1,551	$40,357
Hingham Institution for Savings (The)	95	27,551
Home BancShares, Inc.(b)	9,124	215,326
Horace Mann Educators Corp.(b)	1,831	62,712
Horizon Bancorp, Inc.	1,926	36,729
Huntington Bancshares, Inc.	63,773	847,543
Independent Bank Corp.(b)	2,075	173,885
International Bancshares Corp.(b)	2,799	122,764
JPMorgan Chase & Co.	130,486	15,052,865
KeyCorp	41,360	756,888
Lakeland Bancorp, Inc.	2,820	44,894
Lakeland Financial Corp.(b)	1,120	87,136
Lincoln National Corp.	7,652	392,854
MarketAxess Holdings, Inc.	1,668	451,661
Marsh & McLennan Cos., Inc.	22,260	3,649,750
Mercury General Corp.(b)	2,454	102,896
Moody’s Corp.(b)	8,182	2,538,466
Morningstar, Inc.	1,889	482,356
Northwest Bancshares, Inc.	5,626	80,902
Old Republic International Corp.	13,635	317,286
PNC Financial Services Group, Inc. (The)	18,342	3,043,672
Premier Financial Corp.	1,564	44,543
Primerica, Inc.	1,701	218,902
Principal Financial Group, Inc.	11,210	750,397
Prosperity Bancshares, Inc.(b)	4,076	301,991
Prudential Financial, Inc.(b)	16,637	1,663,534
Raymond James Financial, Inc.	9,229	908,780
Reinsurance Group of America, Inc.(b)	2,975	344,446
RenaissanceRe Holdings Ltd. (Bermuda)	1,960	253,448
Republic Bancorp, Inc., Class A(b)	788	35,334
RLI Corp.(b)	2,005	220,510
S&P Global, Inc.	15,079	5,683,727
Sandy Spring Bancorp, Inc.(b)	1,998	82,517
SEI Investments Co.(b)	6,088	337,032
Simmons First National Corp., Class A(b)	5,811	138,011
South State Corp.(b)	3,350	283,980
Southern Missouri Bancorp, Inc.	411	22,169
Southside Bancshares, Inc.(b)	1,420	56,715
State Street Corp.	16,282	1,156,673
Stock Yards Bancorp, Inc.(b)	1,292	89,342
T. Rowe Price Group, Inc.(b)	10,081	1,244,701
Tompkins Financial Corp.	642	49,530
Towne Bank(b)	3,255	97,227
Travelers Cos., Inc. (The)	10,641	1,688,727
Truist Financial Corp.	59,055	2,980,506
U.S. Bancorp	65,904	3,110,669
UMB Financial Corp.(b)	2,138	193,489
United Bankshares, Inc.(b)	6,001	232,479
Unum Group	8,923	287,231
W.R. Berkley Corp.	11,751	734,790
Washington Federal, Inc.	2,893	98,738
Washington Trust Bancorp, Inc.(b)	767	42,093
WesBanco, Inc.	2,680	91,442
Westamerica Bancorporation(b)	1,188	71,292
		90,498,128
Health Care-16.18%
Abbott Laboratories	77,884	8,476,895
AmerisourceBergen Corp.(b)	9,294	1,356,273
Amgen, Inc.	23,790	5,887,311
Atrion Corp.(b)	79	53,396
Becton, Dickinson and Co.	12,648	3,090,033
Bristol-Myers Squibb Co.	94,767	6,991,909
	Shares	Value
Health Care-(continued)
Cardinal Health, Inc.	12,083	$719,663
Chemed Corp.	662	318,482
Elevance Health, Inc.	10,697	5,103,539
Ensign Group, Inc. (The)(b)	2,459	195,958
Humana, Inc.	5,612	2,704,984
Johnson & Johnson	116,860	20,394,407
LeMaitre Vascular, Inc.(b)	970	48,840
McKesson Corp.	6,446	2,201,825
Medtronic PLC	59,510	5,505,865
Merck & Co., Inc.	112,436	10,045,032
National HealthCare Corp.(b)	684	48,585
Perrigo Co. PLC	5,968	249,880
Pfizer, Inc.	249,353	12,594,820
Quest Diagnostics, Inc.	5,208	711,257
STERIS PLC	4,437	1,001,209
Stryker Corp.	16,775	3,602,431
UnitedHealth Group, Inc.	41,686	22,607,985
West Pharmaceutical Services, Inc.	3,288	1,129,625
		115,040,204
Industrials-11.90%
3M Co.(b)	25,242	3,615,664
A.O. Smith Corp.	5,768	364,941
ABM Industries, Inc.(b)	2,969	133,130
Apogee Enterprises, Inc.(b)	981	40,819
Applied Industrial Technologies, Inc.(b)	1,696	170,601
Brady Corp., Class A(b)	2,070	99,050
C.H. Robinson Worldwide, Inc.	5,646	625,012
Carlisle Cos., Inc.	2,292	678,661
Caterpillar, Inc.	23,658	4,690,198
Cintas Corp.	4,537	1,930,448
CSX Corp.	96,447	3,118,132
Cummins, Inc.	6,257	1,384,737
Donaldson Co., Inc.	5,494	298,929
Douglas Dynamics, Inc.	1,012	32,242
Dover Corp.	6,397	855,151
Eaton Corp. PLC	17,698	2,626,206
Emerson Electric Co.	26,351	2,373,435
Expeditors International of Washington, Inc.	7,442	790,712
Fastenal Co.	25,531	1,311,272
Franklin Electric Co., Inc.	2,055	186,635
GATX Corp.(b)	1,573	157,693
General Dynamics Corp.	12,316	2,791,668
Gorman-Rupp Co. (The)	1,153	35,397
Graco, Inc.(b)	7,507	504,170
Griffon Corp.	2,528	75,865
Healthcare Services Group, Inc.(b)	3,311	47,480
HEICO Corp.(b)	2,416	381,027
Hillenbrand, Inc.(b)	3,184	147,101
HNI Corp.(b)	1,873	66,154
Honeywell International, Inc.	30,199	5,812,100
Hubbell, Inc.(b)	2,379	521,048
IDEX Corp.	3,373	704,114
Illinois Tool Works, Inc.	13,814	2,869,997
Insperity, Inc.(b)	1,691	185,570
ITT, Inc.	3,705	277,986
J.B. Hunt Transport Services, Inc.	4,653	852,755
L3Harris Technologies, Inc.	8,553	2,052,463
Lennox International, Inc.	1,587	380,134
Lincoln Electric Holdings, Inc.(b)	2,575	364,208
Lindsay Corp.(b)	485	74,671
Lockheed Martin Corp.	11,803	4,884,199
ManpowerGroup, Inc.	2,338	183,323

See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Matthews International Corp., Class A	1,384	$38,683
McGrath RentCorp	1,076	90,771
MDU Resources Group, Inc.(b)	9,050	258,558
MSA Safety, Inc.(b)	1,733	222,413
Nordson Corp.	2,549	588,794
Northrop Grumman Corp.	6,898	3,303,452
Raytheon Technologies Corp.	66,219	6,172,273
Regal Rexnord Corp.(b)	2,975	399,542
Republic Services, Inc.	14,011	1,942,765
Robert Half International, Inc.	4,905	388,182
Rockwell Automation, Inc.	5,159	1,316,990
Ryder System, Inc.(b)	2,267	177,551
Snap-on, Inc.	2,371	531,223
Standex International Corp.	533	51,744
Stanley Black & Decker, Inc.	6,693	651,430
Tennant Co.(b)	821	55,032
Toro Co. (The)	4,634	398,478
Trane Technologies PLC	10,372	1,524,580
Trinity Industries, Inc.(b)	3,704	96,119
Union Pacific Corp.	27,966	6,356,672
United Parcel Service, Inc., Class B(b)	32,579	6,349,321
W.W. Grainger, Inc.	2,269	1,233,270
Waste Management, Inc.	18,415	3,030,372
Xylem, Inc.	7,988	735,136
		84,608,449
Information Technology-20.98%
Accenture PLC, Class A	28,176	8,629,182
Amphenol Corp., Class A	26,490	2,043,174
Analog Devices, Inc.	23,058	3,965,054
Automatic Data Processing, Inc.	18,533	4,468,677
Badger Meter, Inc.(b)	1,290	124,085
Broadcom, Inc.	18,154	9,721,104
Broadridge Financial Solutions, Inc.	5,209	836,305
Cass Information Systems, Inc.	590	21,511
Cisco Systems, Inc.	184,218	8,357,971
Corning, Inc.	37,470	1,377,397
HP, Inc.	46,724	1,560,114
International Business Machines Corp.	39,900	5,218,521
Intuit, Inc.	12,565	5,731,776
Jack Henry & Associates, Inc.	3,234	671,928
KLA Corp.	6,617	2,537,884
Littelfuse, Inc.(b)	1,089	303,689
Mastercard, Inc., Class A	42,870	15,166,977
Microchip Technology, Inc.	24,599	1,693,887
Microsoft Corp.	105,471	29,609,929
Motorola Solutions, Inc.	7,422	1,770,815
Oracle Corp.	118,677	9,237,818
Paychex, Inc.	16,012	2,054,019
QUALCOMM, Inc.	49,838	7,229,500
Roper Technologies, Inc.	4,694	2,049,729
TE Connectivity Ltd. (Switzerland)	14,288	1,910,734
Texas Instruments, Inc.	41,046	7,342,719
Visa, Inc., Class A	73,113	15,507,999
		149,142,498
Materials-2.97%
Air Products and Chemicals, Inc.	9,837	2,441,839
Albemarle Corp.	5,197	1,269,679
AptarGroup, Inc.	2,915	314,120
Ashland, Inc.(b)	2,417	242,836
Avery Dennison Corp.	3,626	690,608
Avient Corp.(b)	4,052	174,844
	Shares	Value
Materials-(continued)
Balchem Corp.(b)	1,420	$192,779
Cabot Corp.(b)	2,501	185,724
Celanese Corp.	4,794	563,343
Eastman Chemical Co.	5,723	549,007
Ecolab, Inc.	12,674	2,093,365
H.B. Fuller Co.(b)	2,352	150,998
Hawkins, Inc.(b)	932	37,047
International Flavors & Fragrances, Inc.	11,309	1,402,881
Kaiser Aluminum Corp.(b)	703	53,266
LyondellBasell Industries N.V., Class A	14,529	1,294,824
Nucor Corp.	11,801	1,602,576
Packaging Corp. of America	4,155	584,235
PPG Industries, Inc.	10,481	1,355,088
Quaker Chemical Corp.(b)	790	128,146
Reliance Steel & Aluminum Co.	2,745	522,236
Royal Gold, Inc.	2,915	305,405
RPM International, Inc.	5,753	520,071
Scotts Miracle-Gro Co. (The)(b)	2,455	218,372
Sensient Technologies Corp.	1,852	159,235
Sherwin-Williams Co. (The)	11,539	2,791,746
Silgan Holdings, Inc.(b)	4,941	219,875
Sonoco Products Co.	4,323	274,467
Stepan Co.	989	110,976
Westlake Corp.(b)	5,693	554,157
Worthington Industries, Inc.(b)	2,243	114,864
		21,118,609
Real Estate-1.68%
Alexandria Real Estate Equities, Inc.	7,242	1,200,579
CubeSmart	9,955	456,636
Digital Realty Trust, Inc.	12,631	1,672,976
EastGroup Properties, Inc.	1,842	314,135
Equity LifeStyle Properties, Inc.	8,249	606,466
Essex Property Trust, Inc.	2,895	829,504
Extra Space Storage, Inc.	5,956	1,128,781
Federal Realty OP L.P.	3,524	372,170
Kennedy-Wilson Holdings, Inc.(b)	6,098	125,985
Mid-America Apartment Communities, Inc.	5,123	951,495
National Retail Properties, Inc.	7,786	370,691
Realty Income Corp.	26,687	1,974,571
STAG Industrial, Inc.	7,949	260,568
Terreno Realty Corp.(b)	3,374	211,381
UDR, Inc.	14,122	683,505
Universal Health Realty Income Trust(b)	609	32,825
W.P. Carey, Inc.(b)	8,553	763,783
		11,956,051
Utilities-5.53%
ALLETE, Inc.	2,505	155,485
Alliant Energy Corp.	11,132	678,273
American Electric Power Co., Inc.	22,781	2,245,295
American States Water Co.(b)	1,630	142,087
American Water Works Co., Inc.	8,061	1,253,002
Atmos Energy Corp.(b)	6,165	748,369
Avista Corp.	3,208	135,570
Black Hills Corp.(b)	2,872	221,718
Brookfield Infrastructure Partners L.P. (Canada)	20,296	808,390
California Water Service Group	2,384	143,231
Chesapeake Utilities Corp.	779	106,824
CMS Energy Corp.	12,883	885,449
Consolidated Edison, Inc.	15,715	1,560,028
DTE Energy Co.	8,591	1,119,407

See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
Duke Energy Corp.	34,154	$3,754,549
Edison International	16,908	1,145,855
Essential Utilities, Inc.(b)	11,256	584,637
Evergy, Inc.	10,177	694,682
Eversource Energy	15,299	1,349,678
IDACORP, Inc.	2,242	250,476
MGE Energy, Inc.(b)	1,595	129,801
Middlesex Water Co.(b)	776	73,805
National Fuel Gas Co.(b)	4,046	292,688
New Jersey Resources Corp.(b)	4,264	196,954
NextEra Energy, Inc.	87,441	7,387,890
NiSource, Inc.	17,998	547,139
Northwest Natural Holding Co.	1,514	81,256
NorthWestern Corp.(b)	2,400	133,080
OGE Energy Corp.	8,917	366,310
Pinnacle West Capital Corp.	5,015	368,452
Portland General Electric Co.(b)	3,961	203,358
Public Service Enterprise Group, Inc.	22,143	1,454,131
Sempra Energy	13,941	2,311,418
SJW Group	1,336	87,722
Southern Co. (The)	47,129	3,623,749
Southwest Gas Holdings, Inc.(b)	2,969	258,184
Spire, Inc.(b)	2,311	173,880
UGI Corp.	9,322	402,338
WEC Energy Group, Inc.	13,990	1,452,302
Xcel Energy, Inc.(b)	24,175	1,769,127
York Water Co. (The)(b)	630	27,084
		39,323,673
Total Common Stocks & Other Equity Interests (Cost $598,143,451)		710,635,880
	Shares	Value
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(c)(d) (Cost $130,087)	130,087	$130,087
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $598,273,538)		710,765,967
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.00%
Invesco Private Government Fund, 1.77%(c)(d)(e)	8,068,897	8,068,897
Invesco Private Prime Fund, 1.89%(c)(d)(e)	20,399,367	20,399,367
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,468,011)		28,468,264
TOTAL INVESTMENTS IN SECURITIES-103.98% (Cost $626,741,549)		739,234,231
OTHER ASSETS LESS LIABILITIES-(3.98)%		(28,304,493)
NET ASSETS-100.00%		$710,929,738

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$376,010	$5,257,784	$(5,503,707)	$-	$-	$130,087	$2,052
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,539,079	34,026,794	(30,496,976)	-	-	8,068,897	17,568*
Invesco Private Prime Fund	10,586,044	76,201,826	(66,386,459)	252	(2,296)	20,399,367	51,335*
Total	$15,501,133	$115,486,404	$(102,387,142)	$252	$(2,296)	$28,598,351	$70,955

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dow Jones Industrial Average Dividend ETF (DJD)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Communication Services-6.05%
Verizon Communications, Inc.	336,722	$15,553,189
Consumer Discretionary-8.37%
Home Depot, Inc. (The)	28,443	8,559,636
McDonald’s Corp.	37,240	9,807,899
NIKE, Inc., Class B	27,276	3,134,558
		21,502,093
Consumer Staples-15.01%
Coca-Cola Co. (The)	182,762	11,727,838
Procter & Gamble Co. (The)	58,301	8,098,592
Walgreens Boots Alliance, Inc.	326,990	12,955,344
Walmart, Inc.	43,709	5,771,773
		38,553,547
Energy-5.51%
Chevron Corp.	86,437	14,156,652
Financials-11.07%
American Express Co.	19,689	3,032,500
Goldman Sachs Group, Inc. (The)	26,811	8,938,519
JPMorgan Chase & Co.	81,919	9,450,176
Travelers Cos., Inc. (The)	44,106	6,999,622
		28,420,817
Health Care-17.27%
Amgen, Inc.	56,101	13,883,314
Johnson & Johnson	56,951	9,939,089
Merck & Co., Inc.	172,443	15,406,058
UnitedHealth Group, Inc.	9,456	5,128,367
		44,356,828
Industrials-12.31%
3M Co.(b)	106,537	15,260,360
Caterpillar, Inc.	41,294	8,186,535
Honeywell International, Inc.	42,484	8,176,471
		31,623,366
Information Technology-18.19%
Apple, Inc.	12,921	2,099,792
	Shares	Value
Information Technology-(continued)
Cisco Systems, Inc.	186,610	$8,466,496
Intel Corp.	250,069	9,080,005
International Business Machines Corp.	161,755	21,155,936
Microsoft Corp.	11,125	3,123,233
Visa, Inc., Class A(b)	13,181	2,795,822
		46,721,284
Materials-6.05%
Dow, Inc.	291,887	15,531,307
Total Common Stocks & Other Equity Interests (Cost $263,792,134)		256,419,083
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(c)(d) (Cost $74,721)	74,721	74,721
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $263,866,855)		256,493,804
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.81%
Invesco Private Government Fund, 1.77%(c)(d)(e)	581,562	581,562
Invesco Private Prime Fund, 1.89%(c)(d)(e)	1,495,445	1,495,445
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,077,007)		2,077,007
TOTAL INVESTMENTS IN SECURITIES-100.67% (Cost $265,943,862)		258,570,811
OTHER ASSETS LESS LIABILITIES-(0.67)%		(1,732,346)
NET ASSETS-100.00%		$256,838,465
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$109,718	$1,943,855	$(1,978,852)	$-	$-	$74,721	$716
See accompanying notes which are an integral part of this schedule.

Invesco Dow Jones Industrial Average Dividend ETF (DJD)—(continued)
July 31, 2022
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,630,562	$7,141,437	$(10,190,437)	$-	$-	$581,562	$2,265*
Invesco Private Prime Fund	8,467,759	16,231,983	(23,205,008)	(106)	817	1,495,445	6,604*
Total	$12,208,039	$25,317,275	$(35,374,297)	$(106)	$817	$2,151,728	$9,585

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Financial Preferred ETF (PGF)
July 31, 2022
(Unaudited)
	Shares	Value
Preferred Stocks-99.85%
Banks-58.14%
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	712,993	$14,231,340
Series QQ, Pfd., 4.25%	973,503	19,168,274
Series NN, Pfd., 4.38%(b)	857,851	17,637,417
Series SS, Pfd., 4.75%(b)	508,827	11,011,016
Series LL, Pfd., 5.00%	1,011,137	23,316,819
Series KK, Pfd., 5.38%(b)	1,045,457	25,665,969
Series HH, Pfd., 5.88%	634,433	16,076,532
Series GG, Pfd., 6.00%(b)	1,006,981	25,446,410
Bank OZK, Series A, Pfd., 4.63%	279,039	5,577,990
Citigroup, Inc.
Series K, Pfd., 6.88%(c)	1,177,551	31,617,244
Series J, Pfd., 7.13%(c)	737,737	19,572,163
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	353,504	7,876,069
Series D, Pfd., 6.35%(b)(c)	226,989	5,856,316
Fifth Third Bancorp
Series K, Pfd., 4.95%(b)	190,829	4,732,559
Series I, Pfd., 6.63%(b)(c)	349,060	9,222,165
First Citizens BancShares, Inc., Series A, Pfd., 5.38%	274,636	6,291,911
First Republic Bank
Series M, Pfd., 4.00%	587,287	10,782,589
Series K, Pfd., 4.13%(b)	400,565	7,654,797
Series L, Pfd., 4.25%	583,602	11,321,879
Series N, Pfd., 4.50%(b)	588,768	11,969,653
Series J, Pfd., 4.70%(b)	303,036	6,460,728
Series I, Pfd., 5.50%(b)	234,086	5,934,080
Huntington Bancshares, Inc., Series H, Pfd., 4.50%(b)	387,815	7,841,619
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%(b)	1,526,864	30,751,041
Series JJ, Pfd., 4.55%	1,159,210	24,517,292
Series LL, Pfd., 4.63%	1,407,448	30,246,058
Series GG, Pfd., 4.75%(b)	689,135	15,850,105
Series DD, Pfd., 5.75%(b)	1,287,529	32,934,992
Series EE, Pfd., 6.00%(b)	1,408,964	37,407,994
KeyCorp
Series G, Pfd., 5.63%(b)	358,614	8,965,350
Series F, Pfd., 5.65%(b)	330,441	8,227,981
Series E, Pfd., 6.13%(b)(c)	386,711	10,309,715
M&T Bank Corp., Series H, Pfd., 5.63%(c)	202,973	5,317,893
Regions Financial Corp.
Series E, Pfd., 4.45%	309,611	6,232,469
Series C, Pfd., 5.70%(b)(c)	399,729	10,049,187
Series B, Pfd., 6.38%(c)	388,117	10,331,675
Signature Bank, Series A, Pfd., 5.00%	567,000	11,391,030
SVB Financial Group, Series A, Pfd., 5.25%(b)	299,024	6,680,196
Synovus Financial Corp., Series E, Pfd., 5.88%(b)(c)	281,579	7,199,975
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%	235,569	5,613,609
Truist Financial Corp.
Series R, Pfd., 4.75%	725,392	15,784,530
Series O, Pfd., 5.25%(b)	448,175	10,904,098
U.S. Bancorp
Series L, Pfd., 3.75%(b)	433,354	8,155,722
Series M, Pfd., 4.00%(b)	631,732	12,697,813
Series O, Pfd., 4.50%	307,558	6,504,852
Series K, Pfd., 5.50%(b)	426,644	10,572,238
	Shares	Value
Banks-(continued)
Washington Federal, Inc., Series A, Pfd., 4.88%(b)	238,777	$5,128,930
Wells Fargo & Co.
Series DD, Pfd., 4.25%(b)	948,321	17,733,603
Series CC, Pfd., 4.38%	802,292	15,460,167
Series AA, Pfd., 4.70%	887,127	18,319,173
Series Z, Pfd., 4.75%	1,556,785	32,567,942
Series Y, Pfd., 5.63%(b)	522,289	13,046,779
Series Q, Pfd., 5.85%(c)	1,316,894	32,224,396
Series R, Pfd., 6.63%(c)	642,990	16,666,301
Western Alliance Bancorporation, Series A, Pfd., 4.25%(b)(c)	239,295	5,757,438
		788,816,083
Capital Markets-15.51%
Apollo Asset Management, Inc.
Series A, Pfd., 6.38%(b)	221,549	5,642,853
Series B, Pfd., 6.38%(b)	183,233	4,791,543
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	468,046	10,465,509
Series D, Pfd., 5.95%	588,018	15,123,823
Goldman Sachs Group, Inc. (The)
Series J, Pfd., 5.50%(c)	780,398	19,572,382
Series K, Pfd., 6.38%(b)(c)	550,199	14,602,281
Morgan Stanley
Series O, Pfd., 4.25%	996,124	19,404,496
Series L, Pfd., 4.88%(b)	390,326	9,024,337
Series K, Pfd., 5.85%(b)(c)	757,240	19,445,923
Series I, Pfd., 6.38%(b)(c)	764,677	20,248,647
Series F, Pfd., 6.88%(b)(c)	647,037	17,023,543
Series E, Pfd., 7.13%(b)(c)	657,361	17,255,726
Northern Trust Corp., Series E, Pfd., 4.70%(b)	320,254	7,663,678
State Street Corp.
Series G, Pfd., 5.35%(b)(c)	396,305	10,513,972
Series D, Pfd., 5.90%(b)(c)	583,329	15,020,722
Stifel Financial Corp., Series D, Pfd., 4.50%	238,740	4,679,304
		210,478,739
Consumer Finance-5.30%
Capital One Financial Corp.
Series N, Pfd., 4.25%(b)	325,551	6,185,469
Series L, Pfd., 4.38%	507,409	9,671,216
Series J, Pfd., 4.80%	919,788	19,149,986
Series I, Pfd., 5.00%(b)	1,112,895	24,828,687
Synchrony Financial, Series A, Pfd., 5.63%	584,420	12,074,117
		71,909,475
Diversified Financial Services-1.86%
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	229,346	4,593,800
Series A, Pfd., 5.25%(b)	620,739	14,761,173
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	239,168	5,900,275
		25,255,248
Insurance-17.91%
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	235,373	5,601,877
Series H, Pfd., 5.10%(b)	906,359	22,196,732
Series G, Pfd., 5.63%(b)	445,925	11,495,947
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(b)(c)	337,437	8,215,235
Series B, Pfd., 6.63%(c)	213,397	5,482,169
American International Group, Inc., Series A, Pfd., 5.85%(b)	384,748	10,084,245
See accompanying notes which are an integral part of this schedule.

Invesco Financial Preferred ETF (PGF)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Insurance-(continued)
Arch Capital Group Ltd.
Series G, Pfd., 4.55%(b)	411,065	$8,344,620
Series F, Pfd., 5.45%	231,920	5,644,933
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)	211,313	5,006,005
Pfd., 5.63% (Bermuda)(b)	214,184	4,977,636
Pfd., 5.95% (Bermuda)(b)(c)	207,481	5,021,040
Athene Holding Ltd.
Series D, Pfd., 4.88%(b)	481,613	9,858,618
Series B, Pfd., 5.63%(b)	272,169	6,627,315
Series A, Pfd., 6.35%(b)(c)	685,202	18,377,118
Series C, Pfd., 6.38%(b)(c)	461,234	12,148,904
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%(b)	425,354	9,953,284
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%(b)	273,094	5,175,131
Series C, Pfd., 5.38%	461,895	9,621,273
Series A, Pfd., 6.60%(b)	337,535	8,789,411
Series B, Pfd., 6.75%	302,706	7,903,654
Enstar Group Ltd., Series D, Pfd., 7.00%(b)(c)	320,401	7,779,336
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%(b)	276,655	7,253,894
MetLife, Inc.
Series F, Pfd., 4.75%	778,644	18,601,805
Series E, Pfd., 5.63%(b)	635,021	16,523,246
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)	407,376	7,776,808
Series F, Pfd., 5.75% (Bermuda)(b)	183,427	4,530,647
		242,990,883
Thrifts & Mortgage Finance-0.77%
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(c)	397,561	10,408,147
	Shares	Value
Trading Companies & Distributors-0.36%
Air Lease Corp., Series A, Pfd., 6.15%(b)(c)	202,221	$4,936,215
Total Preferred Stocks (Cost $1,508,173,914)		1,354,794,790

Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $1,218,900)	1,218,900	1,218,900
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $1,509,392,814)		1,356,013,690
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.67%
Invesco Private Government Fund, 1.77%(d)(e)(f)	13,936,682	13,936,682
Invesco Private Prime Fund, 1.89%(d)(e)(f)	35,842,969	35,842,969
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $49,780,244)		49,779,651
TOTAL INVESTMENTS IN SECURITIES-103.61% (Cost $1,559,173,058)		1,405,793,341
OTHER ASSETS LESS LIABILITIES-(3.61)%		(48,916,131)
NET ASSETS-100.00%		$1,356,877,210

Investment Abbreviations:
Pfd.	-Preferred

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$14,235,887	$(13,016,987)	$-	$-	$1,218,900	$8,224
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,543,720	53,486,910	(47,093,948)	-	-	13,936,682	42,881*
Invesco Private Prime Fund	17,575,099	127,280,818	(109,011,711)	(3,160)	1,923	35,842,969	121,506*
Total	$25,118,819	$195,003,615	$(169,122,646)	$(3,160)	$1,923	$50,998,551	$172,611

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Financial Preferred ETF (PGF)—(continued)
July 31, 2022
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Banks-12.03%
Huntington Bancshares, Inc.	2,163,171	$28,748,543
Northwest Bancshares, Inc.(b)	3,289,480	47,302,722
Premier Financial Corp.	1,064,303	30,311,349
United Bankshares, Inc.(b)	687,686	26,640,956
WesBanco, Inc.	783,259	26,724,797
		159,728,367
Biotechnology-1.49%
Amgen, Inc.	79,927	19,779,535
Capital Markets-2.20%
Franklin Resources, Inc.(b)	1,062,032	29,152,778
Chemicals-1.66%
LyondellBasell Industries N.V., Class A	246,461	21,964,604
Commercial Services & Supplies-2.20%
Healthcare Services Group, Inc.(b)	2,034,141	29,169,582
Construction & Engineering-1.76%
MDU Resources Group, Inc.(b)	816,547	23,328,748
Containers & Packaging-1.83%
Sonoco Products Co.	383,091	24,322,448
Diversified Telecommunication Services-2.40%
Verizon Communications, Inc.	689,301	31,838,813
Electric Utilities-12.31%
ALLETE, Inc.	473,762	29,406,407
Duke Energy Corp.	221,489	24,348,286
Edison International	396,849	26,894,457
OGE Energy Corp.	681,279	27,986,941
Pinnacle West Capital Corp.	399,040	29,317,469
Southern Co. (The)	330,771	25,432,982
		163,386,542
Food & Staples Retailing-2.11%
Walgreens Boots Alliance, Inc.	707,706	28,039,312
Food Products-1.89%
Kellogg Co.(b)	339,523	25,097,540
Gas Utilities-5.39%
Northwest Natural Holding Co.	465,477	24,982,151
Spire, Inc.(b)	309,960	23,321,390
UGI Corp.	537,749	23,209,247
		71,512,788
Health Care Providers & Services-3.63%
Cardinal Health, Inc.	440,535	26,238,264
National HealthCare Corp.(b)	308,297	21,898,336
		48,136,600
Household Durables-2.33%
Leggett & Platt, Inc.(b)	779,379	30,894,584
Household Products-3.50%
Clorox Co. (The)(b)	156,314	22,171,578
Kimberly-Clark Corp.	184,218	24,278,090
		46,449,668
Industrial Conglomerates-2.05%
3M Co.(b)	189,690	27,171,196
Insurance-11.30%
Fidelity National Financial, Inc.	626,194	25,022,712
Mercury General Corp.(b)	722,773	30,305,872
	Shares	Value
Insurance-(continued)
Old Republic International Corp.(b)	1,062,725	$24,729,611
Principal Financial Group, Inc.(b)	323,713	21,669,348
Prudential Financial, Inc.	284,410	28,438,156
Unum Group	617,032	19,862,260
		150,027,959
IT Services-2.36%
International Business Machines Corp.	239,870	31,372,597
Multi-Utilities-5.74%
Avista Corp.(b)	650,694	27,498,328
Consolidated Edison, Inc.	226,123	22,447,230
NorthWestern Corp.(b)	472,110	26,178,500
		76,124,058
Oil, Gas & Consumable Fuels-3.57%
Chevron Corp.	128,828	21,099,450
Exxon Mobil Corp.	271,080	26,275,784
		47,375,234
Personal Products-1.64%
Nu Skin Enterprises, Inc., Class A(b)	500,445	21,774,362
Pharmaceuticals-3.04%
Merck & Co., Inc.	225,239	20,122,852
Pfizer, Inc.	399,783	20,193,040
		40,315,892
Real Estate Management & Development-2.30%
Kennedy-Wilson Holdings, Inc.(b)	1,476,517	30,504,841
Textiles, Apparel & Luxury Goods-1.86%
VF Corp.(b)	553,496	24,730,201
Tobacco-7.45%
Altria Group, Inc.	866,102	37,987,234
Philip Morris International, Inc.	312,122	30,322,652
Universal Corp.	547,632	30,618,105
		98,927,991
Wireless Telecommunication Services-1.90%
Telephone & Data Systems, Inc.(b)	1,596,380	25,238,768
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $1,269,214,855)		1,326,365,008
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.17%
Invesco Private Government Fund, 1.77%(c)(d)(e)	37,673,119	37,673,119
Invesco Private Prime Fund, 1.89%(c)(d)(e)	97,287,212	97,287,212
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $134,961,577)		134,960,331
TOTAL INVESTMENTS IN SECURITIES-110.11% (Cost $1,404,176,432)		1,461,325,339
OTHER ASSETS LESS LIABILITIES-(10.11)%		(134,118,827)
NET ASSETS-100.00%		$1,327,206,512
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)—(continued)
July 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$10,276,592	$(10,276,592)	$-	$-	$-	$3,085
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	32,170,853	102,590,154	(97,087,888)	-	-	37,673,119	82,140*
Invesco Private Prime Fund	75,046,247	208,092,445	(185,852,899)	(4,604)	6,023	97,287,212	244,175*
Total	$107,217,100	$320,959,191	$(293,217,379)	$(4,604)	$6,023	$134,960,331	$329,400

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Dividend AchieversTM ETF (PID)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Australia-3.50%
Rio Tinto PLC, ADR(a)	457,913	$27,946,430
Brazil-3.24%
Banco Santander Brasil S.A., ADR(a)	4,727,056	25,904,267
Canada-55.34%
Agnico Eagle Mines Ltd.	346,813	14,909,491
Algonquin Power & Utilities Corp.(a)	2,086,221	29,186,232
BCE, Inc.(a)	614,983	31,075,091
Brookfield Asset Management, Inc., Class A	136,147	6,759,698
Brookfield Infrastructure Partners L.P.	572,983	22,821,913
Brookfield Renewable Partners L.P.	638,093	24,088,011
Canadian Imperial Bank of Commerce	522,602	26,438,435
Canadian National Railway Co.	102,860	13,030,305
Canadian Natural Resources Ltd.	266,264	14,697,773
Canadian Pacific Railway Ltd.(a)	76,458	6,030,242
Enbridge, Inc.	729,145	32,760,485
FirstService Corp.	29,572	3,957,916
Fortis, Inc.	423,983	20,037,436
Franco-Nevada Corp.	39,086	5,002,226
Imperial Oil Ltd.(a)	193,564	9,287,201
Magna International, Inc.	270,515	17,275,088
Open Text Corp.	332,986	13,619,127
Restaurant Brands International, Inc.	500,119	26,811,380
Ritchie Bros. Auctioneers, Inc.	179,043	12,903,629
Royal Bank of Canada	214,972	20,961,920
Stantec, Inc.	168,990	8,348,106
TC Energy Corp.(a)	539,530	28,767,740
TELUS Corp.(a)	1,059,238	24,362,474
TFI International, Inc.(a)	96,486	9,641,846
Toronto-Dominion Bank (The)	297,008	19,296,610
		442,070,375
France-2.48%
Sanofi, ADR	398,831	19,821,901
Germany-2.72%
Fresenius Medical Care AG & Co. KGaA, ADR	493,652	9,142,435
SAP SE, ADR	135,035	12,586,612
		21,729,047
India-2.04%
Infosys Ltd., ADR(a)	750,532	14,627,869
Reliance Industries Ltd., GDR(a)(b)	26,853	1,694,424
		16,322,293
Ireland-2.15%
CRH PLC, ADR(a)	444,661	17,159,468
Japan-2.99%
Sony Group Corp., ADR	38,932	3,324,404
Sumitomo Mitsui Financial Group, Inc., ADR(a)	3,216,557	20,553,799
		23,878,203
	Shares	Value
Mexico-1.34%
America Movil S.A.B. de C.V., Class L, ADR(a)	564,512	$10,686,212
Spain-4.60%
Atlantica Sustainable Infrastructure PLC(a)	1,030,657	36,753,229
Switzerland-3.97%
Logitech International S.A., Class R(a)	165,448	9,382,556
Novartis AG, ADR(a)	260,284	22,340,176
		31,722,732
Taiwan-1.57%
Silicon Motion Technology Corp., ADR	147,118	12,550,636
United Kingdom-11.43%
Diageo PLC, ADR(a)	73,362	14,041,487
Linde PLC	26,793	8,091,486
National Grid PLC, ADR(a)	402,341	28,006,957
RELX PLC, ADR(a)	506,192	14,942,788
Unilever PLC, ADR	538,705	26,213,385
		91,296,103
United States-2.56%
Amdocs Ltd.	126,716	11,031,895
Willis Towers Watson PLC	45,570	9,430,256
		20,462,151
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $760,075,826)		798,303,047
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-28.52%
Invesco Private Government Fund, 1.77%(c)(d)(e)	63,938,498	63,938,498
Invesco Private Prime Fund, 1.89%(c)(d)(e)	163,930,908	163,930,908
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $227,868,863)		227,869,406
TOTAL INVESTMENTS IN SECURITIES-128.45% (Cost $987,944,689)		1,026,172,453
OTHER ASSETS LESS LIABILITIES-(28.45)%		(227,284,030)
NET ASSETS-100.00%		$798,888,423
See accompanying notes which are an integral part of this schedule.

Invesco International Dividend AchieversTM ETF (PID)—(continued)
July 31, 2022
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2022.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2022 represented less than 1% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$8,723,291	$(8,723,291)	$-	$-	$-	$2,262
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	62,607,584	102,185,383	(100,854,469)	-	-	63,938,498	168,118*
Invesco Private Prime Fund	146,030,600	250,526,083	(232,634,765)	(13,875)	22,865	163,930,908	485,411*
Total	$208,638,184	$361,434,757	$(342,212,525)	$(13,875)	$22,865	$227,869,406	$655,791

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,231,458,815	$-	$-	$1,231,458,815
Money Market Funds	1,468,968	131,441,850	-	132,910,818
Total Investments	$1,232,927,783	$131,441,850	$-	$1,364,369,633
Invesco Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$710,635,880	$-	$-	$710,635,880
Money Market Funds	130,087	28,468,264	-	28,598,351
Total Investments	$710,765,967	$28,468,264	$-	$739,234,231
Invesco Dow Jones Industrial Average Dividend ETF
Investments in Securities
Common Stocks & Other Equity Interests	$256,419,083	$-	$-	$256,419,083
Money Market Funds	74,721	2,077,007	-	2,151,728
Total Investments	$256,493,804	$2,077,007	$-	$258,570,811
Invesco Financial Preferred ETF
Investments in Securities
Preferred Stocks	$1,354,794,790	$-	$-	$1,354,794,790
Money Market Funds	1,218,900	49,779,651	-	50,998,551
Total Investments	$1,356,013,690	$49,779,651	$-	$1,405,793,341
Invesco High Yield Equity Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,326,365,008	$-	$-	$1,326,365,008
Money Market Funds	-	134,960,331	-	134,960,331
Total Investments	$1,326,365,008	$134,960,331	$-	$1,461,325,339

	Level 1	Level 2	Level 3	Total
Invesco International Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$798,303,047	$-	$-	$798,303,047
Money Market Funds	-	227,869,406	-	227,869,406
Total Investments	$798,303,047	$227,869,406	$-	$1,026,172,453